Trade and other current receivables	12 Months Ended
Dec. 31, 2025
Trade and other current receivables
Trade and other current receivables

12. Trade and other current receivables

Trade and other current receivables are initially recognised at fair value plus any directly attributable transaction costs. Subsequently, these assets are held at amortised cost, using the effective interest method and net of any impairment losses. Discounts payable to customers are shown as a reduction in trade receivables when there are a legal right and intent to settle them on a net basis.

The Group does not consider the fair values of trade and other receivables to be significantly different from their carrying values.

Trade and other current receivables
In millions of €	2025	2024
Due within one year
Trade receivables – Third party customers (a)	53	391
Trade receivables – Unilever (b)	579	—
Prepayments and accrued income	30	22
Other receivables – Due from third parties (c)	232	222
Other receivables – Due from Unilever (d)	896	—
Total	1,790	635
(a)	In 2025, this comprises receivables from customers that are invoiced directly from the Group’s legal entities and includes discounts due to customers of €42 million. In 2024, this comprises amounts from customers attributed to the Group (Note 1) and included discounts due to customers of €360 million.
(b)	In 2025, the Group entered into various interim operating model agreements with Unilever (see Note 21). Under these arrangements, Unilever collects cash from customers on behalf of the Group; accordingly, the related receivables are due from Unilever. As per the arrangements, the Group collects those receivables from Unilever on a net basis.
(c)	Includes recoverable indirect taxes €203 million (2024: €95 million) and financial assets €29 million (2024: €127 million). Financial assets include derivatives, royalty receivables, and employee advances.
(d)	During 2025, the Group paid an inventory subsidy of €905 million to Unilever (see Note 21). €9 million relating to Indonesia was offset against payable accruals, resulting in a closing balance of €896 million.

Concentrations of credit risk with respect to trade receivables, are limited due to the Group’s customer base being large and diverse. The Group’s historical experience of collecting receivables supported by the level of default, is that credit risk is low across territories and therefore trade receivables are a single class of financial assets.

Impairment of trade receivables is assessed in accordance with the Group’s expected credit loss policy and is determined for specific receivables with known or anticipated recovery issues, as well as for balances that are past due using probabilities of default derived from historical experience and relevant forward-looking information. Where Unilever collects cash from customers on the Group’s behalf, any customer credit losses that arise are charged by Unilever to the Group.

Ageing of trade receivables
In millions of €	2025	2024
Not overdue	546	355
Past due less than three months	55	30
Past due more than three months but less than six months	28	11
Past due more than six months but less than one year	2	3
Past due more than one year	5	16
Total trade receivables	636	415
Impairment provision for trade receivables	(5)	(24)
	631	391

The total impairment provision includes €5 million (2024: €24 million) for current trade receivables (other than receivables from Unilever). In 2025, receivables were predominantly due from Unilever and the Group assessed Unilever’s credit risk to be very low. Hence, no impairment provision was recognised for receivables from Unilever.

Impairment provision for trade and other receivables
In millions of €	2025	2024
1 January	27	36
Charge to income statement	—	5
Reductions / releases (a)	(21)	(11)
Currency retranslations	(1)	(3)
31 December	5	27
(a)	On Separation, trade receivables were not transferred to the Group, accordingly the associated impairment provision was released through Invested Capital.

In 2024, the total impairment provision includes €24 million for current trade receivables and €3 million for other receivables.